UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 33.4%
ABN AMRO Bank, NV:
5.36%, 1/11/2007	35,000,000	34,999,845
5.365%, 3/5/2007	38,000,000	37,998,023
Bank of America NA:
5.33%, 10/27/2006	50,000,000	50,000,000
5.36%, 11/9/2006	125,000,000	125,000,000
Bank of Novia Scotia, 5.335%, 12/28/2006	68,000,000	67,997,288
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.3%, 10/2/2006	85,000,000	85,000,000
5.31%, 10/24/2006	80,000,000	80,000,000
Banque Federative du Credit Mutuel, 5.33%, 1/31/2007	60,000,000	60,000,000
Barclays Bank PLC, 5.44%, 2/20/2007	40,000,000	40,006,015
BNP Paribas, 5.555%, 12/28/2006	30,000,000	30,009,680
Calyon:
4.75%, 10/25/2006	76,000,000	76,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
5.32%, 4/27/2007	45,000,000	45,000,000
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	40,000,000	40,000,000
5.4%, 10/6/2006	75,000,000	75,000,795
Citibank, NA, 5.44%, 11/3/2006	62,000,000	62,000,000
Credit Agricole SA, 5.53%, 12/27/2006	25,000,000	25,008,047
Credit Suisse, 5.29%, 10/6/2006	23,800,000	23,800,000
HBOS Treasury Services PLC:
5.305%, 4/19/2007	50,000,000	50,000,000
5.31%, 12/29/2006	40,000,000	40,000,000
5.34%, 12/7/2006	200,000,000	200,000,000
5.37%, 11/13/2006	100,000,000	100,000,613
Mizuho Corporate Bank:
5.36%, 10/16/2006	42,000,000	42,000,173
5.375%, 11/27/2006	45,000,000	45,000,000
5.375%, 11/30/2006	80,000,000	80,000,658
Monument Gardens Funding LLC, 5.29%, 11/29/2006	16,980,000	16,832,788
Natexis Banque Populaires:
4.787%, 1/23/2007	77,000,000	76,780,069
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.345%, 12/28/2006	80,000,000	79,999,237
Nordea Bank Finland PLC, 4.75%, 12/4/2006	40,000,000	40,000,000
Norinchukin Bank:
5.34%, 11/13/2006	25,000,000	25,000,000
5.38%, 11/20/2006	75,000,000	75,000,000
5.405%, 3/15/2007	75,000,000	75,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
4.79%, 11/17/2006	50,000,000	50,003,051
5.32%, 2/20/2007	20,000,000	20,000,000

5.43%, 12/11/2006	89,000,000	89,006,894
5.43%, 2/5/2007	40,000,000	40,006,202
Svenska Handelsbanken AB, 5.335%, 12/6/2006	25,000,000	25,000,000
UBS AG:
5.29%, 10/10/2006	60,000,000	60,000,000
5.295%, 10/24/2006	125,000,000	125,000,000
5.3%, 11/13/2006	50,000,000	50,000,000
UniCredito Italiano SpA:
5.385%, 2/15/2007	50,000,000	49,998,469
5.4%, 3/14/2007	65,000,000	65,000,000
Wells Fargo Bank, NA:
4.79%, 1/17/2007	50,000,000	50,005,545
5.27%, 10/27/2006	20,300,000	20,299,708

Total Certificates of Deposit and Bank Notes (Cost $2,712,753,100)		2,712,753,100
Commercial Paper** 21.7%
AB Spintab, 5.265%, 12/6/2006	58,000,000	57,440,155
Alliance & Leicester, 5.25%, 11/29/2006	35,000,000	34,698,854
Atlantis One Funding Corp., 5.36%, 10/3/2006	30,000,000	29,991,067
Bank of America Corp., 5.37%, 11/9/2006	50,000,000	49,709,125
Citibank Credit Card Issuance Trust, Series 01-A3, 5.35%, 11/1/2006	100,000,000	99,539,306
Compass Securitization LLC, 5.28%, 10/23/2006	40,000,000	39,870,933
CRC Funding, LLC, 5.35%, 11/6/2006	30,000,000	29,839,500
Dorada Finance, Inc., 5.33%, 11/8/2006	30,000,000	29,831,217
Fox Trot CDO, Inc., 5.29%, 10/25/2006	25,368,000	25,278,536
General Electric Capital Corp., 5.29%, 11/8/2006	175,000,000	174,022,819
Giro Funding US Corp., 5.29%, 1/22/2007	80,000,000	78,671,622
Irish Life & Permanent PLC:
5.27%, 12/21/2006	50,000,000	49,407,125
5.29%, 11/21/2006	50,000,000	49,625,292
5.3%, 11/8/2006	42,000,000	41,765,033
Jupiter Securitization Corp., 5.26%, 10/24/2006	76,704,000	76,446,232
Kitty Hawk Funding Corp., 5.27%, 10/16/2006	30,000,000	29,934,125
Lake Constance Funding LLC:
5.29%, 10/13/2006	5,300,000	5,290,654
5.33%, 11/6/2006	20,000,000	19,893,400
Liberty Street Funding:
5.265%, 10/2/2006	50,000,000	49,992,687
5.27%, 10/27/2006	40,000,000	39,847,756
Natexis US Finance Co. LLC, 4.588%, 10/20/2006	100,000,000	99,757,856
Nationwide Building Society, 5.355%, 11/1/2006	80,000,000	79,631,100
Nieuw Amsterdam Receivables Corp., 5.27%, 10/26/2006	78,651,000	78,363,159
Perry Global Funding LLC:
Series A, 5.245%, 12/21/2006	60,452,000	59,738,591
Series A, 5.29%, 12/21/2006	65,093,000	64,318,231
Scaldis Capital LLC:
5.265%, 10/25/2006	80,000,000	79,719,200
5.36%, 11/3/2006	26,048,000	25,920,017
Sheffield Receivables Corp.:
5.27%, 10/10/2006	30,000,000	29,960,475
5.33%, 11/6/2006	35,000,000	34,813,450
Simba Funding Corp.:
5.27%, 3/21/2007	32,200,000	31,393,954
5.29%, 12/19/2006	100,000,000	98,839,139
The Bear Stearns Companies, Inc., 5.28%, 10/12/2006	50,000,000	49,919,333
Westpac Banking Corp., 5.36%, 1/5/2007	16,935,000	16,692,942

Total Commercial Paper (Cost $1,760,162,885)		1,760,162,885
Master Notes 0.6%
The Bear Stearns Companies, Inc., 5.495% *, 10/2/2006 (a) (Cost $50,000,000)	50,000,000	50,000,000
US Government Sponsored Agencies 0.6%

Federal Home Loan Mortgage Corp.:
5.35%, 5/25/2007	5,000,000	5,000,000
5.4%, 6/18/2007	29,000,000	29,000,000
Federal National Mortgage Association, 5.257% *, 12/22/2006	10,000,000	9,998,672

Total US Government Sponsored Agencies (Cost $43,998,672)		43,998,672
Funding Agreements* 3.6%
Genworth Life Insurance Co.:
5.396%, 1/25/2007	75,000,000	75,000,000
5.45%, 9/4/2007	105,000,000	105,000,000
New York Life Insurance Co., 5.45%, 9/18/2007	80,000,000	80,000,000
Travelers Insurance Co., 5.44%, 3/30/2007	30,000,000	30,000,000

Total Funding Agreements (Cost $290,000,000)		290,000,000
Asset Backed 1.4%
Interstar Millennium, “A1”, Series 2006-G, 5.306%*, 5/25/2011	55,000,000	55,000,000
Mound Financing No.5 PLC, Series 1A, 5.3%*, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 144A, 5.346%*, 5/27/2048	25,000,000	25,000,000

Total Asset Backed (Cost $115,000,000)		115,000,000
Promissory Notes* 3.1%
The Goldman Sachs Group, Inc.:
5.42%, 11/10/2006	150,000,000	150,000,000
5.426%, 11/13/2006	25,000,000	25,000,000
5.495%, 1/16/2007	75,000,000	75,000,000

Total Promissory Notes (Cost $250,000,000)		250,000,000
Short Term Notes* 26.7%
American Express Centurion Bank:
5.28%, 9/13/2007	50,000,000	50,000,000
5.286%, 1/26/2007	44,000,000	44,000,000
5.3%, 4/10/2007	175,000,000	175,000,000
5.42%, 7/19/2007	72,370,000	72,438,320
Australia & New Zealand Banking Group Ltd., 5.33%, 7/23/2007	30,000,000	30,000,000
BMW US Capital LLC, 144A, 5.302%, 10/5/2007	10,000,000	10,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.368%, 10/19/2007	50,000,000	50,000,000
Calyon, 5.261%, 10/3/2007	75,000,000 74,974,028
Carrera Capital Finance LLC:
5.32%, 8/24/2007	70,000,000	70,000,000
144A, 5.375%, 3/22/2007	30,000,000	30,000,000
CIT Group, Inc., 5.605%, 2/15/2007	62,000,000	62,045,586
Commonwealth Bank of Australia, 5.33%, 8/24/2007	40,000,000	40,000,000
Credit Agricole SA, 5.293%, 6/28/2007	50,000,000	49,982,849
DNB NOR Bank ASA, 5.32%, 9/25/2007	50,000,000	50,000,000
General Electric Capital Corp., 5.29%, 8/17/2007	60,000,000	60,000,000
HSBC Finance Corp.:
5.32%, 2/6/2007	75,000,000	75,000,000
5.36%, 4/24/2007	25,000,000	25,000,000
International Business Machine Corp., 5.32%, 12/8/2010	66,000,000	66,000,000
Intesa Bank Ireland PLC, 5.33%, 7/25/2007	40,000,000	40,000,000
K2 (USA) LLC, 144A, 5.31%, 7/16/2007	40,000,000	39,999,894
Links Finance LLC, 144A, 5.335%, 8/15/2007	39,000,000	39,008,256
M&I Marshall & Ilsley Bank, 5.31%, 12/15/2006	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.295%, 5/14/2007	25,000,000	25,000,000
5.31%, 8/24/2007	80,000,000	80,000,000
5.34%, 10/15/2007	35,000,000	35,000,000
5.425%, 5/29/2007	25,000,000	25,000,000
5.456%, 2/2/2007	35,000,000	35,000,000
Morgan Stanley, 5.445%, 2/5/2007	100,000,000	100,000,000
Natexis Banque Populaires, 5.42%, 8/31/2007	50,000,000	50,000,000
Nordea Bank AB, 5.31%, 4/8/2011	40,000,000	40,000,000

Northern Rock PLC, 5.33%, 2/5/2007				30,000,000	30,000,000
Skandinaviska Enskilda Banken, 5.33%, 9/18/2007				50,000,000	50,000,000
Tango Finance Corp.:
	144A, 5.3%, 9/24/2007			50,000,000	49,995,124
	144A, 5.3%, 10/3/2007			25,000,000	24,997,483
The Bear Stearns Companies, Inc., 5.445%, 10/18/2006				94,000,000	94,000,000
Toyota Motor Credit Corp., 5.32%, 5/14/2007				100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
	5.34%, 6/15/2007			75,000,000	75,000,000
	144A, 5.34%, 10/12/2007			45,000,000	45,000,000
UniCredito Italiano SpA, 5.425%, 10/4/2006				100,000,000	99,999,599

Total Short Term Notes (Cost $2,168,441,139)					2,168,441,139
	Time Deposit 1.2%
Credit Suisse, 5.375%, 10/2/2006 (Cost $100,000,000)				100,000,000	100,000,000
	Repurchase Agreements 6.1%
Banc of America Securities LLC, 5.39%, dated 9/29/2006, to be repurchased at $140,026,426 on 10/2/2006 (b)				139,963,559	139,963,559
BNP Paribas, 5.39%, dated 9/29/2006, to be repurchased at $55,024,704 on 10/2/2006 (c)				55,000,000	55,000,000
Citigroup Global Markets, Inc., 5.0%, dated 9/29/2006, to be repurchased at $50,020,833 on 10/2/2006 (d)				50,000,000	50,000,000
Countrywide Securities Corp., 5.27%, dated 9/29/2006, to be repurchased at $2,000,878 on 10/2/2006 (e)				2,000,000	2,000,000
Lehman Brothers, Inc., 5.01%, dated 9/29/2006, to be repurchased at $32,713,652 on 10/2/2006 (f)				32,700,000	32,700,000
UBS Securities LLC, 5.02%, dated 9/29/2006, to be repurchased at $54,934,206 on 10/2/2006 (g)				54,911,235	54,911,235
UBS Securities LLC, 5.38%, dated 9/29/2006, to be repurchased at $160,071,733 on 10/2/2006 (h)				160,000,000	160,000,000

Total Repurchase Agreements (Cost $494,574,794)					494,574,794
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 7,984,930,590)			98.4		7,984,930,590
Other Assets and Liabilities, Net			1.6		130,762,959

Net Assets			100.0		8,115,693,549

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not a maturity date.
(b)	Collateralized by $143,509,235 Federal National Mortgage Association, with various coupon rates from 4.5-7.5%, with various maturities from 5/1/2015-9/1/2036, with a value of $144,162,467.
(c)	Collateralized by:
	Principal			Maturity	Collateral
	Amount ($)	Security	Rate (%)	Date	Value ($)
	55,550,000	Federal Home Loan Bank	5.625	8/15/2008	55,984,123
	125,000	International Bank for Reconstruction & Development	4.125	8/12/2009	123,578
	Total Collateral Value			56,107,701

(d)	Collateralized by $52,560,522 Federal National Mortgage Association, 4.5%, maturing on 9/1/2020, with a value of $51,000,000.
(e)	Collateralized by $2,088,840 Government National Mortgage Association, 5.0%, maturing on 9/15/2036, with a value of $2,040,001.
(f)	Collateralized by $25,329,000 US Treasury Bonds, with various coupon rates from 6.625-8.125%, with various maturities from 8/15/2021-2/15/2027, with a value of $33,356,109.
(g)	Collateralized by $54,095,000 US Treasury Note, 5.125%, maturing on 6/30/2011, with a value of $56,014,466.

(h)	Collateralized by $212,345,255 Federal National Mortgage Association STRIPS, with various maturities from 9/1/2033-8/1/2035, with a value of $164,800,540.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006